Quarterly Results of Operations (Unaudited)	12 Months Ended
Jun. 29, 2011
Quarterly Results of Operations (Unaudited)
Quarterly Results of Operations (Unaudited)
15.	QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The following table summarizes the unaudited consolidated quarterly results of operations for fiscal 2011 and 2010 (in thousands, except per share amounts):

	Fiscal Year 2011 Quarters Ended
	Sept. 29	Dec. 29	March 30	June 29
Revenues	$654,893	$671,886	$717,119	$717,488

Income before provision for income taxes	$26,919	$45,426	$55,499	$55,485

Income from continuing operations	$21,431	$37,464	$40,246	$41,919
Income from discontinued operations, net of taxes	$0	$0	$0	$0
Net income	$21,431	$37,464	$40,246	$41,919
Basic net income per share:
Income from continuing operations	$0.21	$0.41	$0.46	$0.50
Income from discontinued operations	$0.00	$0.00	$0.00	$0.00
Net income per share	$0.21	$0.41	$0.46	$0.50
Diluted net income per share:
Income from continuing operations	$0.21	$0.41	$0.45	$0.49
Income from discontinued operations	$0.00	$0.00	$0.00	$0.00
Net income per share	$0.21	$0.41	$0.45	$0.49

Basic weighted average shares outstanding	100,667	90,936	87,679	83,888
Diluted weighted average shares outstanding	101,556	92,111	89,647	85,906

	Fiscal Year 2010 Quarters Ended
	Sept. 23	Dec. 23	March 24	June 30(1)
Revenues	$696,543	$705,515	$713,380	$743,060

Income before provision for income taxes	$13,411	$17,827	$44,245	$56,503

Income from continuing operations	$10,279	$14,837	$35,508	$43,098
Income from discontinued operations, net of taxes	$5,488	$3,487	$4,490	$20,517
Net income	$15,767	$18,324	$39,998	$63,615
Basic net income per share:
Income from continuing operations	$0.10	$0.14	$0.35	$0.42
Income from discontinued operations	$0.05	$0.04	$0.04	$0.20
Net income per share	$0.15	$0.18	$0.39	$0.62
Diluted net income per share:
Income from continuing operations	$0.10	$0.14	$0.35	$0.42
Income from discontinued operations	$0.05	$0.04	$0.04	$0.20
Net income per share	$0.15	$0.18	$0.39	$0.62

Basic weighted average shares outstanding	102,243	102,481	102,470	101,934
Diluted weighted average shares outstanding	103,016	102,994	103,357	102,791

(1)	The quarter ended June 30, 2010 consisted of 14 weeks, while all other quarters consisted of 13 weeks.

Income from continuing operations for fiscal year 2011 included severance charges of $2.8 million, $0.9 million and $1.0 million in the first, second and third quarters, respectively. Lease termination charges of $1.2 million, $0.8 million and $1.0 million were incurred in the first, second and fourth quarters, respectively. Income from continuing operations also included long-lived asset impairments of $1.1 million and $0.8 million in the second and fourth quarters, respectively.

Income from continuing operations for fiscal year 2010 included long-lived asset impairments of $20.6 million and $4.6 million in the second and fourth quarters, respectively. Lease termination charges of $2.2 million and $4.0 million were also incurred in the first and third quarters, respectively.

Income from discontinued operations, net of taxes, in the fourth quarter of fiscal 2010 included a pre-tax gain on the sale of On The Border of $16.5 million.